Current and deferred income tax (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Deferred income tax assets		$ 166,983		$ 168,205
Deferred income tax liabilities		(199,499)		(208,583)
Total		(32,516)		(40,378)	$ 3,188	$ (48,212)
Balace of tax losses		19,277
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Tax credits	[1]	127,016		116,284
Temporary Differences Uncertain Income Tax Treatments [Member]
IfrsStatementLineItems [Line Items]
Tax debits	[1]	(10,980)		(5,279)
Other environment related provision [member]
IfrsStatementLineItems [Line Items]
Tax credits		15,764	[1]	13,923
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Tax credits		18,175	[1]	17,698
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Tax credits		10,569		7,224
Temporary Differences Tax Civil And Labor Provisions [Member]
IfrsStatementLineItems [Line Items]
Tax credits		8,882		7,797
Temporary Differences Provision For Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Tax credits		7,099		7,138
Derivatives [member]
IfrsStatementLineItems [Line Items]
Tax credits		754		506
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Tax credits		12,144		15,652
Tax debits		(7,852)		(5,896)
Temporary Differences Capitalized Interest [Member]
IfrsStatementLineItems [Line Items]
Tax debits		(10,504)		(9,261)
Temporary Differences Foreign Exchange Gains [Member]
IfrsStatementLineItems [Line Items]
Tax debits		(25,542)		(16,365)
Temporary Differences Depreciation Amortization And Asset Impairment [Member]
IfrsStatementLineItems [Line Items]
Tax debits		$ (178,041)		$ (189,799)

[1]	As a result of adopting the Law described in note 9, there was also an increase in the amount of USD 19,277 in the balance of tax losses for the year, amount which is included in the tax credits on net operating losses.